Preferred Shares Preferred Shares Series C (Details) - $ / shares			12 Months Ended
	Sep. 17, 2020	May 06, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 09, 2021	Mar. 03, 2021	Sep. 14, 2020	Apr. 30, 2020	Dec. 31, 2019	Oct. 31, 2019
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion	Series E Preferred Shares, may, at any time, convert all or any Series E Preferred Shares provided that the common shares issuable upon such conversion, together with all other common shares of the Company held by the shareholder in the aggregate, would not cause such shareholder’s ownership of the Company’s common shares to exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.	Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.	Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average prices of the common shares during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share
Preferred Stock, Shares Issued			9,355,778				3,000	1,694,000	8,443,778
Preferred shares exchanged			785,000
Convertible Preferred Stock, Shares Issued upon Conversion			785,000
Related party
Class of Stock [Line Items]
Preferred Stock, Shares Issued								847,000
Convertible Preferred Stock, Shares Issued upon Conversion			485,000
Subsequent Event [Member]
Class of Stock [Line Items]
Preferred shares exchanged				895,000	300
Convertible Preferred Stock, Shares Issued upon Conversion				895,000	197,798
Subsequent Event [Member] | Related party
Class of Stock [Line Items]
Preferred shares exchanged				348,000		1,600,000
Convertible Preferred Stock, Shares Issued upon Conversion				348,000		1,440,000
Subsequent Event [Member] | SBC Investments
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion						720,000
Subsequent Event [Member] | Tyrell Global Acquisitions
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion						720,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion			Overland, a related party and the sole shareholder of the Series C Preferred Shares, agreed that it would not exercise its conversion right with respect to its Series C Preferred Shares until the earlier of (i) October 31, 2020 and (ii) such time that we file for bankruptcy or an involuntary petition for bankruptcy is filed against us (unless such petition is dismissed or discharged within 30 days)
Preferred Shares Converted to Common Shares ownership maximum			19.90%
Preferred Stock, Shares Issued										1,600,000
Preferred Stock, Par or Stated Value Per Share										$ 1.00